TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transferred Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	£ 171,626	£ 160,189
Financial assets at fair value through other comprehensive income	27,603	25,092
Financial assets at amortised cost:
Loans and advances to customers	498,843	494,988
Notes in issue
Financial assets at amortised cost:
Notes and debentures issued	(28,431)	(37,156)
Securitisation programmes | Notes in issue
Financial assets at amortised cost:
Notes and debentures issued	(31,899)	(38,771)
Securitisation programmes | Notes in issue | Less held by the Group
Financial assets at amortised cost:
Notes and debentures issued	27,448	(31,436)
Carrying value of transferred assets | Repurchase and securities lending transactions
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	5,791	9,186
Financial assets at fair value through other comprehensive income	6,025	7,897
Carrying value of transferred assets | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	34,584	42,545
Carrying value of associated liabilities | Repurchase and securities lending transactions
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	2,512	3,364
Financial assets at fair value through other comprehensive income	5,105	5,875
Carrying value of associated liabilities | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	£ 4,451	£ 7,335